ORGANIZATION AND BASIS OF PRESENTATION	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.	ORGANIZATION AND BASIS OF PRESENTATION

Kingsoft Cloud Holdings Limited (the “Company”) is a limited liability company incorporated in the Cayman Islands on January 3, 2012. The Company, its subsidiaries, the variable interest entities and subsidiaries of the variable interest entities are hereinafter collectively referred to as the “Group”. The Group is principally engaged in the provision of cloud services. The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its subsidiaries, variable interest entities, and subsidiaries of the variable interest entities, which are located in the People’s Republic of China (the “PRC”), Hong Kong (“HK”), Japan and the United States (the “U.S.”).

The Company’s principal subsidiaries, variable interest entities, and subsidiaries of its variable interest entities, are as follows:

Percentage of
equity
interest
		Date of	attributable
	Place of	establishment/	to the
Name	establishment	acquisition	Company	Principal activities
Subsidiaries:
Kingsoft Cloud Corporation Limited	HK	February 1, 2012	100%	Cloud services
Beijing Kingsoft Cloud Technology Co., Ltd. (“Beijing Kingsoft Cloud”)*	PRC	April 9, 2012	100%	Research and development
Beijing Yunxiang Zhisheng Technology Co., Ltd. (“Yunxiang Zhisheng”)*	PRC	December 15, 2015	100%	Research and development
Camelot Technology Co., Ltd. (“Beijing Camelot”)	PRC	September 3, 2021	82.15%	Enterprise digital solutions and related services
Variable interest entities:
Zhuhai Kingsoft Cloud Technology Co., Ltd. (“Zhuhai Kingsoft Cloud”)	PRC	November 9, 2012	Nil	Investment holding
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. (“Kingsoft Cloud Information”)	PRC	April 13, 2018	Nil	Investment holding
Variable interest entities’ subsidiaries:
Kingsoft Cloud (Tianjin) Technology Development Co., Ltd.	PRC	May 30, 2019	Nil	Cloud services
Wuhan Kingsoft Cloud Information Technology Co., Ltd.	PRC	December 26, 2017	Nil	Cloud services
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“Beijing Kingsoft Cloud Network Technology”)	PRC	November 9, 2012	Nil	Cloud services
Beijing Jinxun Ruibo Network Technology Co., Ltd. (“Beijing Jinxun Ruibo”)	PRC	December 17, 2015	Nil	Cloud services
Nanjing Qianyi Shixun Information Technology Co., Ltd.	PRC	March 31, 2016	Nil	Cloud services

* Collectively, the “WFOE”

1.	ORGANIZATION AND BASIS OF PRESENTATION (continued)

These unaudited interim consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2021.

In the opinion of management, the accompanying unaudited interim consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the six months ended June 30, 2022 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2022. The consolidated balance sheet as of December 31, 2021 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2021.

To comply with PRC laws and regulations which prohibit foreign control of companies that engage in value-added telecommunication services, the Group primarily conducts its business in the PRC through its variable interest entities, Zhuhai Kingsoft Cloud and Kingsoft Cloud Information and subsidiaries of its variable interest entities (collectively, the “VIEs”). The equity interests of the VIEs are legally held by PRC shareholders (the “Nominee Shareholders”). Despite the lack of technical majority ownership, the Company through the WFOE has effective control of the VIEs through a series of contractual arrangements (the “Contractual Agreements”). Through the Contractual Agreements, the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in the VIEs to the Company and therefore, the Company has the power to direct the activities of the VIEs that most significantly impact its economic performance. The Company also has the ability and obligation to absorb substantially all of the profits and all the expected losses of the VIEs that potentially could be significant to the VIEs. Therefore, the Company is the primary beneficiary of the VIEs. Based on the above, the Company consolidates the VIEs in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

1.	ORGANIZATION AND BASIS OF PRESENTATION (continued)

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets, interim consolidated statements of comprehensive loss and interim consolidated statements of cash flows:

	As at
	December 31,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
ASSETS
Current assets:
Cash and cash equivalents	2,209,647	783,302	116,944
Restricted cash	89,704	18,271	2,729
Accounts receivable, net of allowance for credit losses of RMB30,082 and RMB39,635 (US$5,917) as of December 31, 2021 and June 30, 2022, respectively	3,170,860	2,419,642	361,243
Prepayments and other assets	907,350	914,962	136,600
Amounts due from related parties	184,137	337,212	50,344
Amounts due from subsidiaries of the Group	2,157,428	2,051,669	306,306
Total current assets	8,719,126	6,525,058	974,166
Non-current assets:
Property and equipment, net	2,157,093	2,246,421	335,382
Intangible assets, net	93,662	86,198	12,869
Prepayments and other assets	27,036	22,039	3,290
Goodwill	64,082	48,814	7,288
Equity investments	162,244	167,185	24,960
Amounts due from related parties	4,712	4,712	703
Operating lease right-of-use assets	184,908	145,496	21,722
Total non-current assets	2,693,737	2,720,865	406,214
Total assets	11,412,863	9,245,923	1,380,380
LIABILITIES
Current liabilities:
Accounts payable	2,733,487	2,223,417	331,947
Accrued expenses and other liabilities	1,208,868	703,730	105,064
Short-term bank loans	1,348,166	1,246,126	186,042
Income tax payable	1,026	2,217	331
Amounts due to related parties	797,731	791,908	118,229
Current operating lease liabilities	70,672	59,432	8,873
Amounts due to subsidiaries of the Group	1,597,946	3,794,858	566,557
Total current liabilities	7,757,896	8,821,688	1,317,043
Non-current liabilities:
Other liabilities	6,975	141,819	21,173
Non-current operating lease liabilities	121,057	97,927	14,620
Amounts due to related parties	472,882	354,392	52,909
Amounts due to subsidiaries of the Group	7,486,525	5,425,481	810,003
Total non-current liabilities	8,087,439	6,019,619	898,705
Total liabilities	15,845,335	14,841,307	2,215,748

1.	ORGANIZATION AND BASIS OF PRESENTATION (continued)

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Revenues	3,767,516	2,630,443	392,715
Net loss	(675,966)	(1,309,784)	(195,546)
Net cash used in operating activities	(937,775)	(202,932)	(30,297)
Net cash used in investing activities	(415,827)	(968,429)	(144,583)
Net cash generated from (used in) financing activities	1,167,581	(212,577)	(31,737)

The carrying amounts of the assets, liabilities, and the results of operations of the VIEs and their subsidiaries are presented in aggregate due to the similarity of the purpose and design of the VIEs and their subsidiaries, the nature of the assets in these VIEs and their subsidiaries and the type of the involvement of the Company in these VIEs and their subsidiaries.

The revenue-producing assets that are held by the VIEs and their subsidiaries comprise mainly electronic equipment, and data center machinery and equipment. The VIEs and their subsidiaries contributed an aggregate of 94.5% and 64.5% of the Group’s consolidated revenue for the six months ended June 30, 2021 and 2022, respectively, after elimination of inter-entity transactions.

As of December 31, 2021 and June 30, 2022, except for RMB702,424 and RMB514,963 (US$76,882) of VIEs’ subsidiaries’ electronic equipment that was secured for the loans borrowed from Xiaomi Group (Note 18), and RMB89,704 and RMB18,271 (US$2,728) of a VIE’s subsidiary’s restricted cash that was secured for certain payables to suppliers and to guarantee certain revenue contracts, respectively, there was no other pledge or collateralization of the VIEs and VIEs’ subsidiaries’ assets that can only be used to settle obligations of the VIEs and VIEs’ subsidiaries. Other than the amounts due to subsidiaries of the Group (which are eliminated upon consolidation), all remaining liabilities of the VIEs and VIE’s subsidiaries are without recourse to the Company.

1.	ORGANIZATION AND BASIS OF PRESENTATION

Kingsoft Cloud Holdings Limited (the “Company”) is a limited liability company incorporated in the Cayman Islands on January 3, 2012. The Company its subsidiaries, the variable interest entities, and subsidiaries of the variable interest entities are hereinafter collectively referred to as the “Group”. The Group is principally engaged in the provision of cloud services. The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its subsidiaries, variable interest entities, and subsidiaries of the variable interest entities, which are located in the People’s Republic of China (the “PRC”), Hong Kong (“HK”), Japan and the United States (the “U.S.”).

The Company’s principal subsidiaries, variable interest entities, and subsidiaries of its variable interest entities, are as follows:

Percentage of
equity
interest
		Date of	attributable
	Place of	establishment/	to the
Name	establishment	acquisition	Company	Principal activities
Subsidiaries:
Kingsoft Cloud Corporation Limited	HK	February 1, 2012	100%	Cloud services
Beijing Kingsoft Cloud Technology Co., Ltd. (“Beijing Kingsoft Cloud”)*	PRC	April 9, 2012	100%	Research and development
Beijing Yunxiang Zhisheng Technology Co., Ltd. (“Yunxiang Zhisheng”)*	PRC	December 15, 2015	100%	Research and development
Camelot Technology Co., Ltd. (“Beijing Camelot”)	PRC	September 3, 2021	82.15%	Enterprise digital solutions and related services
Variable interest entities:
Zhuhai Kingsoft Cloud Technology Co., Ltd. (“Zhuhai Kingsoft Cloud”)	PRC	November 9, 2012	Nil	Investment holding
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. (“Kingsoft Cloud Information”)	PRC	April 13, 2018	Nil	Investment holding
Variable interest entities’ subsidiaries:
Kingsoft Cloud(Tianjin) Technology Development Co., Ltd.	PRC	May 30, 2019	Nil	Cloud services
Wuhan Kingsoft Cloud Information Technology Co., Ltd.	PRC	December 26, 2017	Nil	Cloud services
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“Beijing Kingsoft Cloud Network Technology”)	PRC	November 9, 2012	Nil	Cloud services
Beijing Jinxun Ruibo Network Technology Co., Ltd. (“Beijing Jinxun Ruibo”)	PRC	December 17, 2015	Nil	Cloud services
Nanjing Qianyi Shixun Information Technology Co., Ltd.	PRC	March 31, 2016	Nil	Cloud services

*  Collectively, the “WFOE”

1.	ORGANIZATION AND BASIS OF PRESENTATION (Continued)

These unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2021.

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the nine months ended September 30, 2022 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2022. The consolidated balance sheet as of December 31, 2021 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2021.

To comply with PRC laws and regulations which prohibit foreign control of companies that engage in value-added telecommunication services, the Group primarily conducts its business in the PRC through its variable interest entities, Zhuhai Kingsoft Cloud and Kingsoft Cloud Information and subsidiaries of its variable interest entities (collectively, the “VIEs”). The equity interests of the VIEs are legally held by PRC shareholders (the “Nominee Shareholders”). Despite the lack of technical majority ownership, the Company through the WFOE has effective control of the VIEs through a series of contractual arrangements (the “Contractual Agreements”). Through the Contractual Agreements, the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in the VIEs to the Company and therefore, the Company has the power to direct the activities of the VIEs that most significantly impact its economic performance. The Company also has the ability and obligation to absorb substantially all of the profits and all the expected losses of the VIEs that potentially could be significant to the VIEs. Therefore, the Company is the primary beneficiary of the VIEs. Based on the above, the Company consolidates the VIEs in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

1.	ORGANIZATION AND BASIS OF PRESENTATION (Continued)

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries included in the Company’s condensed consolidated balance sheets, interim condensed consolidated statements of comprehensive loss and interim condensed consolidated statements of cash flows:

	As at
	December 31, 2021	September 30, 2022	September 30, 2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
ASSETS
Current assets:
Cash and cash equivalents	2,209,647	497,173	69,891
Restricted cash	89,704	16,170	2,273
Accounts receivable, net of allowance for credit losses of RMB30,082 and RMB61,140 (US$8,595) as of December 31, 2021 and September 30, 2022, respectively	3,170,860	2,144,817	301,514
Prepayments and other assets	907,350	948,865	133,389
Amounts due from related parties	184,137	345,406	48,556
Amounts due from subsidiaries of the Group	2,157,428	2,091,616	294,036
Total current assets	8,719,126	6,044,047	849,659
Non-current assets:
Property and equipment, net	2,157,093	2,169,005	304,915
Intangible assets, net	93,662	82,449	11,590
Prepayments and other assets	27,036	22,469	3,159
Goodwill	64,082	48,814	6,862
Equity investments	162,244	157,244	22,105
Amounts due from related parties	4,712	4,712	662
Operating lease right-of-use assets	184,908	143,069	20,112
Total non-current assets	2,693,737	2,627,762	369,405
Total assets	11,412,863	8,671,809	1,219,064
LIABILITIES
Current liabilities:
Accounts payable	2,733,487	2,278,371	320,288
Accrued expenses and other liabilities	1,208,868	594,513	83,575
Short-term bank loans	1,348,166	1,017,045	142,974
Income tax payable	1,026	—	—
Amounts due to related parties	797,731	814,079	114,441
Current operating lease liabilities	70,672	61,386	8,630
Amounts due to subsidiaries of the Group	1,597,946	1,195,853	168,111
Total current liabilities	7,757,896	5,961,247	838,019
Non-current liabilities:
Other liabilities	6,975	143,686	20,199
Non-current operating lease liabilities	121,057	101,080	14,210
Amounts due to related parties	472,882	488,020	68,605
Amounts due to subsidiaries of the Group	7,486,525	8,255,554	1,160,547
Total non-current liabilities	8,087,439	8,988,340	1,263,561
Total liabilities	15,845,335	14,949,587	2,101,580

1.	ORGANIZATION AND BASIS OF PRESENTATION (Continued)

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Revenues	5,834,129	3,878,645	545,251
Net loss	(1,250,943)	(2,016,156)	(283,427)
Net cash used in operating activities	(1,083,760)	(293,061)	(41,198)
Net cash used in investing activities	(532,270)	(967,933)	(136,070)
Net cash generated from (used in) financing activities	1,762,747	(279,819)	(39,336)

The carrying amounts of the assets, liabilities, and the results of operations of the VIEs and their subsidiaries are presented in aggregate due to the similarity of the purpose and design of the VIEs and their subsidiaries, the nature of the assets in these VIEs and their subsidiaries and the type of the involvement of the Company in these VIEs and their subsidiaries.

The revenue-producing assets that are held by the VIEs and their subsidiaries comprise mainly electronic equipment, and data center machinery and equipment. The VIEs and their subsidiaries contributed an aggregate of 91.14% and 64.12% of the Group’s consolidated revenue for the nine months ended September 30, 2021 and 2022, respectively, after elimination of inter-entity transactions.

As of December 31, 2021 and September 30, 2022, except for RMB702,424 and RMB735,550 (US$103,402) of VIEs’ subsidiaries’ electronic equipment that was secured for the loans borrowed from Xiaomi Group (Note 18), and RMB89,704 and RMB16,170 (US$2,273) of a VIE’s subsidiary’s restricted cash that was secured for certain payables to suppliers and to guarantee certain revenue contracts, respectively, there was no other pledge or collateralization of the VIEs and VIEs’ subsidiaries’ assets that can only be used to settle obligations of the VIEs and VIEs’ subsidiaries. Other than the amounts due to subsidiaries of the Group (which are eliminated upon consolidation), all remaining liabilities of the VIEs and VIEs’ subsidiaries are without recourse to the Company.